GOING CONCERN	12 Months Ended
Dec. 31, 2019
Going Concern
GOING CONCERN

2. GOING CONCERN

Liquidity and Capital Resources

As of December 31, 2019, the Group’s consolidated current liabilities exceeded its consolidated current assets by RMB 209,344. The Group’s consolidated net assets were amounting to RMB 163,596 as of December 31, 2019.

The Group’s principal sources of liquidity have been cash provided by operating activities.  The Group had net cash used in operating activities of RMB 10,210, net cash provided by operating activities of RMB 25,445 and RMB 20,210 for the years ended December 31, 2019, 2018 and 2017, respectively. The cash outflow in 2019 was mainly caused by more cash spending on compensation, rental, marketing and other operating expenses. As of December 31, 2019, the Group had RMB 157,600 in unrestricted cash and cash equivalents. The Group’s cash and cash equivalents consist of cash on hand and liquid investments that are unrestricted as to withdrawal or use, have maturities of three months or less and are placed with banks and other financial institutions. As of December 31, 2019, the Group had RMB 94,967 in unrestricted cash and cash equivalents from VIEs.

The Group's operating results for future periods are subject to numerous uncertainties and it is uncertain if the Group will be able to achieve a net income position for the foreseeable future. If management is not able to increase revenue and/or manage cost and operating expenses in line with revenue forecasts, the Company may not be able to achieve profitability.

Most recently, from the beginning of 2020, with the global spread of a novel coronavirus pandemic, also known as COVID-19, businesses and schools in China have been suspended since the end of January 2020 as part of quarantine measures to contain the pandemic. Our K-12 schools and training centers in China have been closed since then and the reopening time is postponed until further notice from local authorities. Bay State College in U.S. is currently moving all courses online in response to social distancing needs and precautionary measures. The pandemic may adversely affect the Group's liquidity resources, including but not limited to delayed collection of tuition and fees.

Management plan and actions

The Group had approximately RMB 57,487 and RMB 31,000 short term investments, available for sale and short term investments, held to maturity as of December 31, 2019, which was held as short-term investments to be liquid on the expiration date before the end of 2020. Besides, according to historical experience and knowledge, the management believed that certain current liabilities could be delayed for cash payment through arrangements.

Historically, the Group has addressed liquidity requirements through a series of cost reduction initiatives, debt borrowings and the sale of subsidiaries and other non-performing assets. In 2019 the Group filed Form F-3 with the Security and Exchange Commission to register securities with a maximum aggregate initial offering price not to exceed $100,000. In 2019, the Group’s business plan has focused on expanding existing business, exploring innovation in service portfolio, invest in new technology to build up education service platforms, improving operation efficiency and profitability, and enhancing its internal control procedures. Actions include establishing new tutoring centers and training offices, continuing to roll out the career-oriented Cross-Border College Program across U.S. and China, implementing comprehensive budget control and operation assessment, implementing enhanced vendor review and selection processes as well as enhancing internal controls on payable management, create synergy of the Group’s resources, and put forward efforts to pursue historical receivables. From 2020 and onwards, the Group is focusing on the development of core cash-generating business and will implement more stringent cost and expense controls than previous years, including but not limited to cut down numbers of employees, require strict pre-purchase application and approval, suspend certain business consuming more cash than earned etc.

The Group are taking a series of measures to respond to the negative impact from the pandemic, including offering online programs and services, cut down compensation cost, reducing other cost and expenses for savings, negotiating for relief or postpone of rentals for this special period of time and seeking for certain credit facilities etc. Moreover, along with the control of the pandemic in China, local authority of Jiangsu Province have announced the reopening time schedule of local K-12 schools in the beginning of April 2020, which include Shuyang K-12 within the Group. Other provinces of China are estimated to follow and announce their own reopening time schedules of schools in the next. The collection of tuition and fees are expected to gradually recover accordingly. There is no liquidity concerns noted in the next 12 months according to the Group’s cash flow projection.

Conclusion

The Group believes that available cash and cash equivalents, short term investments, available for sale and short term investments, held to maturity, cash provided by operating activities, together with cash available from the activities mentioned above, should enable the Group to meet presently anticipated cash needs for at least the next 12 months after the date that the financial statements are issued and the Group has prepared the consolidated financial statements on a going concern basis. However, the Group continues to have ongoing obligations and it expects that it will require additional capital in order to execute its longer-term business plan. If the Group encounters unforeseen circumstances that place constraints on its capital resources, management will be required to take various measures to conserve liquidity, which could include, but not necessarily be limited to, initiating additional public offerings, curtailing the Group’s business development activities, suspending the pursuit of its business plan, obtaining credit facilities, controlling overhead expenses and seeking to further dispose of non-core assets. Management cannot provide any assurance that the Group will raise additional capital if needed.